Treasury risk management - Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Details) - Derivative financial liabilities - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	€ (855)	€ (347)
Gross amounts of recognised financial liabilities set off in the balance sheet	71	112
Net amounts of financial liabilities presented in the balance sheet	(784)	(235)
Financial instruments	272	107
Cash collateral received	0	0
Net amount	€ (512)	€ (128)